UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    April, 19  2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      98

Form 13F Information Table Entry Total:       $164,865,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2765    58600 SH       SOLE                             58600
Agilent Technologies           COM              00846u101      498    16200 SH       SOLE                             16200
Albertson's Inc                COM              013104104      926    29100 SH       SOLE                             29100
Amer Home Prod                 COM              026609107      735    12515 SH       SOLE                             12515
Amgen Inc                      COM              031162100      446     7410 SH       SOLE                              7410
Applebees Int                  COM              037899101     1538    43100 SH       SOLE                             43100
Applera Corp App Biosys - frml COM              038020103      216     7800 SH       SOLE                              7800
Assoc Banc-Corp                COM              045487105     3733   112276 SH       SOLE                            112276
Avery Dennison                 COM              053611109      421     8100 SH       SOLE                              8100
BP Amoco PLC                   COM              055622104     7335   147817 SH       SOLE                            147817
Bank One Corp                  COM              059438101      765    21138 SH       SOLE                             21138
Barnes & Noble                 COM              067774109     1369    57300 SH       SOLE                             57300
Baxter Intl Inc                COM              071813109      395     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      690    16852 SH       SOLE                             16852
Bemis Company                  COM              081437105      976    29500 SH       SOLE                             29500
Borders Group                  COM              099709107     1565    93000 SH       SOLE                             93000
Bristol Myers Squibb           COM              110122108     7849   132140 SH       SOLE                            132140
CVS Corp                       COM              585745102     3539    60501 SH       SOLE                             60501
CenterPoint Properties         COM              151895109      247     5300 SH       SOLE                              5300
Chevron Corp                   COM              166751107      594     6762 SH       SOLE                              6762
Cisco Systems                  COM              17275R102      245    15480 SH       SOLE                             15480
Citigroup Inc                  COM              172967101      394     8760 SH       SOLE                              8760
Clayton Homes                  COM              184190106      576    47800 SH       SOLE                             47800
Compaq Computer Corp           COM              204493100      588    32300 SH       SOLE                             32300
Computer Sciences              COM              205363104      888    27450 SH       SOLE                             27450
Compuware Corp                 COM              205638109      216    22200 SH       SOLE                             22200
Disney (Walt)                  COM              254687106      223     7800 SH       SOLE                              7800
Duke-Weeks Realty              COM              264411505     1741    75200 SH       SOLE                             75200
El Paso Corporation            COM              28336L109     2571    39375 SH       SOLE                             39375
Emerson Elec                   COM              291011104     1959    31600 SH       SOLE                             31600
Equity Residential Properties  COM              29476L107      323     6200 SH       SOLE                              6200
Ericsson LM cl B               COM              294821400      180    32100 SH       SOLE                             32100
Ethan Allen                    COM              297602104     2588    76601 SH       SOLE                             76601
Exxon Mobil Corp               COM              30231g102     7237    89343 SH       SOLE                             89343
FedEx Corp                     COM              31428x106      235     5650 SH       SOLE                              5650
First American Bankshares      COM                             846     2300 SH       SOLE                              2300
First Industrial Realty Trust  COM              32054k103      709    22400 SH       SOLE                             22400
Gannett Inc                    COM              364730101     2102    35200 SH       SOLE                             35200
General Electric               COM              369604103     6754   161345 SH       SOLE                            161345
General Mills                  COM              370334104      727    16900 SH       SOLE                             16900
Genuine Parts                  COM              372460105      601    23177 SH       SOLE                             23177
Grainger W W                   COM              384802104      298     8800 SH       SOLE                              8800
Halliburton Co                 COM              406216101      234     6375 SH       SOLE                              6375
Health Care Realty Tr.         COM              421946104     3191   132424 SH       SOLE                            132424
Heinz H.J. Co                  COM              423074103      417    10385 SH       SOLE                             10385
Hewlett Packard                COM              428236103     2167    69300 SH       SOLE                             69300
Hon Industries                 COM              438092108     2449   106600 SH       SOLE                            106600
Hospitality Properties         COM              44106m102     3457   130933 SH       SOLE                            130933
IBM Corp                       COM              459200101     1925    20014 SH       SOLE                             20014
Illinois Tool Works            COM              452308109     1358    23900 SH       SOLE                             23900
Intel Corp                     COM              458140100     2639   100284 SH       SOLE                            100284
Johnson Controls               COM              478366107     2353    37666 SH       SOLE                             37666
Johnson&Johnson                COM              478160104     3637    41575 SH       SOLE                             41575
Kimberly Clark                 COM              494368103     4782    70500 SH       SOLE                             70500
Kohls Corp                     COM              500255104      234     3800 SH       SOLE                              3800
LSI Logic Corp                 COM              502161102      179    11400 SH       SOLE                             11400
Liberty Property               COM              531172104     3135   111000 SH       SOLE                            111000
Lucent Tech                    COM              549463107      135    13540 SH       SOLE                             13540
Manpower Inc                   COM              56418H100      397    13800 SH       SOLE                             13800
Marshall & Ilsley              COM              571834100     3275    62014 SH       SOLE                             62014
Masco Corp                     COM              574599106      462    19140 SH       SOLE                             19140
McDonald's Corp                COM              580135101      573    21596 SH       SOLE                             21596
McGraw-Hill                    COM              580645109      418     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107    10674   140630 SH       SOLE                            140630
Meredith Corp                  COM              589433101      262     7500 SH       SOLE                              7500
Microsoft Corp                 COM              594918104     1726    31564 SH       SOLE                             31564
Modine Mfg Co                  COM              607828100      469    18208 SH       SOLE                             18208
Motorola Inc                   COM              620076109     1094    76700 SH       SOLE                             76700
Newell Rubbermaid Inc.         COM              651221061     1660    62650 SH       SOLE                             62650
Officemax Inc                  COM              67622m108      869   231800 SH       SOLE                            231800
Penney J C                     COM              708160106      478    29863 SH       SOLE                             29863
Pepsico, Inc.                  COM              713448108     3265    74300 SH       SOLE                             74300
Pfizer Inc                     COM              717081103     2370    57873 SH       SOLE                             57873
Phillips Petroleum Co          COM              718507106     1373    24950 SH       SOLE                             24950
Procter & Gamble               COM              742718109     1416    22613 SH       SOLE                             22613
Qwest Commun Intl (Merged w/ U COM              749121109      773    22064 SH       SOLE                             22064
Royal Dutch Petro              COM              780257705     3288    59300 SH       SOLE                             59300
SBC Commun Inc.                COM              78387G103     2472    55385 SH       SOLE                             55385
Schlumberger                   COM              806857108     2974    51622 SH       SOLE                             51622
Sprint Corp                    COM              852061100      279    12700 SH       SOLE                             12700
Sysco Corp                     COM              871829107     2510    94700 SH       SOLE                             94700
TECO Energy Inc                COM              872375100     3818   127450 SH       SOLE                            127450
Texas Instruments              COM              882508104      565    18250 SH       SOLE                             18250
Thomas & Betts                 COM              884315102      209    12052 SH       SOLE                             12052
Transocean Sedco Forex         COM              g90078109      327     7551 SH       SOLE                              7551
Tribune Co                     COM              896047107     3579    87850 SH       SOLE                             87850
U.S. Bancorp                   COM              902973106      506    21825 SH       SOLE                             21825
UNUMProvident Corp             COM              91529y106      538    18402 SH       SOLE                             18402
Unocal Corp                    COM              915289102      280     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM                            1146    23242 SH       SOLE                             23242
Vodafone Group PLC             COM              g93882101      424    15630 SH       SOLE                             15630
WPS Resources                  COM              92931B106     1191    34900 SH       SOLE                             34900
Walgreen Co                    COM              931422109     2922    71610 SH       SOLE                             71610
Wallace Computer               COM              932270101     1915   117850 SH       SOLE                            117850
Wells Fargo                    COM              949740104     1031    20850 SH       SOLE                             20850
Wisconsin Energy               COM              976657106      208     9620 SH       SOLE                              9620
WorldCom Inc                   COM              98157d106      309    16525 SH       SOLE                             16525
Xcel Energy Inc                COM              98389b100     1922    63839 SH       SOLE                             63839